Stock-Based Compensation (Stock Option Activity) (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 27, 2012	May 29, 2011	May 30, 2010
Total intrinsic value of options exercised	$ 49.7	$ 49.9	$ 59.1
Cash received from option exercises	62.9	55.7	59.3
Vesting period (years)	four
Stock options
Unrecognized compensation cost related to unvested stock options granted	33.4
Unrecognized compensation cost, period of recognition, in years (years)	2.5
Fair market value on grant date	$ 21.1